SCHEDULE OF BORROWINGS (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Bank And Other Borrowings
Balance at beginning of the year	$ 29,223,655	$ 29,787,975
Repayments	(15,105,872)	(564,320)	$ (580,730)
Drawdown	5,170,000
Loan Forgiveness	(7,708,888)
Settlement with issuance of ordinary shares of the Company (Note 22c)	(4,600,000)
Balance at end of the year	6,978,895	29,223,655	$ 29,787,975
Current borrowings	(6,978,895)	(29,223,655)
Borrowings